Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statement of Operations and Comprehensive Loss [Line Items]
General and administrative	$ 2,068	$ 1,587	$ 3,889	$ 3,691	$ 6,826	$ 7,264
Total costs and operating expenses	5,148	4,920	10,301	9,862	19,481	18,675
Operating loss	(5,070)	(4,852)	(10,177)	(9,735)	(19,256)	(18,359)
Other expense, net	(1)	(8)	(12)	(23)	(26)	54
Total other income (expense), net	$ (620)	$ 905	$ (511)	$ (482)	$ (1,539)	$ (11,563)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.32)	$ (0.29)	$ (0.62)	$ (0.7)	$ (1.49)	$ (2.54)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.32)	$ (0.29)	$ (0.62)	$ (0.7)	$ (1.49)	$ (2.54)
Weighted-average Class A Common Stock outstanding, basic (in Shares)	21,383,852	18,599,982	21,355,388	18,599,982	18,790,448	12,295,391
Weighted-average Class A Common Stock outstanding, diluted (in Shares)	21,383,852	18,599,982	21,355,388	18,599,982	18,790,448	12,295,391
As Previously Reported [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Loss [Line Items]
General and administrative		$ 1,595		$ 3,714		$ 7,276
Total costs and operating expenses		4,928		9,885		18,687
Operating loss		(4,860)		(9,758)		(18,371)
Other expense, net						80
Total other income (expense), net		$ 913		$ (459)		$ (11,537)
Net loss per share attributable to common stockholders, basic (in Dollars per share)		$ (0.27)		$ (0.66)		$ (2.38)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)		$ (0.27)		$ (0.66)		$ (2.38)
Weighted-average Class A Common Stock outstanding, basic (in Shares)		19,599,982		19,599,982		12,552,925
Weighted-average Class A Common Stock outstanding, diluted (in Shares)		19,599,982		19,599,982		12,552,925
Adjustments [Member]
Schedule of Consolidated Statement of Operations and Comprehensive Loss [Line Items]
General and administrative		$ (8)		$ (23)		$ (12)
Total costs and operating expenses		(8)		(23)		(12)
Operating loss		8		23		12
Other expense, net		(8)		(23)		(26)
Total other income (expense), net		$ (8)		$ (23)		$ (26)
Net loss per share attributable to common stockholders, basic (in Dollars per share)		$ (0.02)		$ (0.04)		$ (0.16)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)		$ (0.02)		$ (0.04)		$ (0.16)
Weighted-average Class A Common Stock outstanding, basic (in Shares)		(1,000,000)		(1,000,000)		(257,534)
Weighted-average Class A Common Stock outstanding, diluted (in Shares)		(1,000,000)		(1,000,000)		(257,534)